Derivatives, Gains (Losses) Recognized on Fair Value Hedging Relationships (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Line Items Presented in the Consolidated Statement of Income and Other Comprehensive Income [Abstract]
Available-for-sale and held-to-maturity debt securities	[1]	$ 13,975	$ 13,001	$ 12,320
Deposits		(20,449)	(24,282)	(16,503)
Long-term debt		(10,268)	(12,463)	(11,572)
Net gains (losses) from trading and securities	[1]	5,247	5,516	4,448
Total recorded in OCI, Derivative gains (losses)		1,245	(356)	545
Fair value hedging [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		22	20	22
Fair value hedging [Member] | Interest rate contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		0	0	0
Fair value hedging [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		22	20	22
Fair value hedging [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives, Total recorded in OCI		0	0	0
Fair value hedging [Member] | Debt securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		342	874	1,135
Fair value hedging [Member] | Debt securities [Member] | Interest rate contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		342	864	1,137
Recognized on derivatives		(903)	212	(536)
Recognized on hedged items		905	(202)	534
Total gains (losses) (pre-tax) recognized on fair value hedges		344	874	1,135
Fair value hedging [Member] | Debt securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		(2)	0	0
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		(2)	0	0
Fair value hedging [Member] | Debt securities [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Deposits [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		(8)	(408)	(338)
Fair value hedging [Member] | Deposits [Member] | Interest rate contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		(7)	(398)	(346)
Recognized on derivatives		71	(57)	312
Recognized on hedged items		(72)	47	(304)
Total gains (losses) (pre-tax) recognized on fair value hedges		(8)	(408)	(338)
Fair value hedging [Member] | Deposits [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		0	0	0
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Deposits [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Long-term debt [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		(2,053)	(3,916)	(3,733)
Fair value hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		(1,907)	(3,752)	(3,490)
Recognized on derivatives		2,910	(2,109)	2,634
Recognized on hedged items		(2,944)	2,072	(2,631)
Total gains (losses) (pre-tax) recognized on fair value hedges		(1,941)	(3,789)	(3,487)
Fair value hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		(87)	(114)	(223)
Recognized on derivatives		(38)	6	75
Recognized on hedged items		13	(19)	(98)
Total gains (losses) (pre-tax) recognized on fair value hedges		(112)	(127)	(246)
Fair value hedging [Member] | Long-term debt [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Net gains from trading and securities [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		(87)	86	88
Fair value hedging [Member] | Net gains from trading and securities [Member] | Interest rate contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		0	0	0
Recognized on derivatives		0	0	0
Recognized on hedged items		0	0	0
Total gains (losses) (pre-tax) recognized on fair value hedges		0	0	0
Fair value hedging [Member] | Net gains from trading and securities [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		0	0	0
Recognized on derivatives		125	(103)	108
Recognized on hedged items		(117)	105	(99)
Total gains (losses) (pre-tax) recognized on fair value hedges		8	2	9
Fair value hedging [Member] | Net gains from trading and securities [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives		(5,067)	(372)	34
Recognized on hedged items		4,972	456	45
Total gains (losses) (pre-tax) recognized on fair value hedges		(95)	84	79
Fair value hedging [Member] | Derivative gains (losses) [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Total gains (losses) (pre-tax) recognized on fair value hedges		(1,806)	(3,364)	(2,848)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		(1,572)	(3,286)	(2,699)
Recognized on derivatives		2,078	(1,954)	2,410
Recognized on hedged items		(2,111)	1,917	(2,401)
Total gains (losses) (pre-tax) recognized on fair value hedges		(1,605)	(3,323)	(2,690)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Amounts related to cash flows on derivatives		(89)	(114)	(223)
Recognized on derivatives		87	(97)	183
Recognized on hedged items		(104)	86	(197)
Total gains (losses) (pre-tax) recognized on fair value hedges		(106)	(125)	(237)
Fair value hedging [Member] | Derivative gains (losses) [Member] | Commodity contracts [Member]
Total gains (losses) (pre-tax) recognized on fair value hedges
Recognized on derivatives		(5,067)	(372)	34
Recognized on hedged items		4,972	456	45
Total gains (losses) (pre-tax) recognized on fair value hedges		$ (95)	$ 84	$ 79

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).